Summary of Significant Accounting Policies - other (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022	Sep. 30, 2022 segment	Sep. 30, 2021 USD ($)
Accounting Policies [Abstract]
Impairment of investments	$ 0	$ 0	$ 12,429			$ 0
Number of operating Segments				2	2